Consolidated Statement of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of changes in equity [abstract]
Dividends, per share	$ 3.5	$ 3.5